Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	IMRS
Entity Registrant Name	IMRIS Inc.
Entity Central Index Key	0001489161
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Common Stock Shares Outstanding	0

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 19,060	$ 40,425
Restricted cash (note 5)	1,920	0
Accounts receivable (note 6)	11,130	13,968
Unbilled receivables	10,967	7,069
Inventory (note 7)	6,020	5,168
Prepaid expenses	6,878	2,678
Assets, Current, Total	55,975	69,308
Property, plant, and equipment (note 8)	7,261	6,049
Intangibles (note 9)	10,008	10,794
Other assets (note 10)	2,243	1,641
Goodwill	6,498	6,498
Total assets	81,985	94,290
Current liabilities
Accounts payable and accrued liabilities (note 11)	21,216	12,584
Deferred revenue	10,182	7,147
Liabilities, Current, Total	31,398	19,731
Share capital (note 12)
Common Shares, unlimited number of voting common shares authorized; 46,061,211 and 44,975,109 issued and outstanding at December 31, 2012 and December 31, 2011, respectively	147,819	144,410
Additional paid-in capital	4,861	4,291
Deficit	(101,740)	(73,984)
Accumulated other comprehensive loss	(353)	(158)
Stockholders' Equity Attributable to Parent, Total	50,587	74,559
Total liabilities and shareholders' equity	$ 81,985	$ 94,290

Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2012	Dec. 31, 2011
Common Shares, issued	46,061,211	44,975,109
Common Shares, outstanding	46,061,211	44,975,109

Consolidated Statements of Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392	$ 51,797
Cost of sales	34,594	34,123
Gross profit	17,798	17,674
Operating expenses
Administrative	8,224	8,116
Sales and marketing	9,833	10,054
Customer support and operations	8,612	6,925
Research and development	14,556	9,628
Amortization	4,097	3,517
Total operating expenses	45,322	38,240
Operating loss	(27,524)	(20,566)
Other income (expense)
Gain on asset disposals	19	0
Foreign exchange loss	(125)	(26)
Interest income (expense)	(40)	33
Total other income	(146)	7
Net loss before taxes	(27,670)	(20,559)
Income tax expense (note 13a)	86	366
Net loss for the year	(27,756)	(20,925)
Other comprehensive income (loss)
Foreign currency translation adjustment	(195)	44
Other comprehensive income (loss)	(195)	44
Comprehensive loss for the year	$ (27,951)	$ (20,881)
Weighted average number of common shares outstanding (In shares)	45,777,587	44,675,390
Basic and diluted loss per share (note 12d) (In dollars per share)	$ (0.61)	$ (0.47)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Common Shares	Additional Paid-in Capital	Deficit	Accumulated Other Comprehensive Loss	Total
Beginning Balances at Dec. 31, 2010	$ 143,050	$ 3,176	$ (53,059)	$ (202)	$ 92,965
Beginning Balances (in shares) at Dec. 31, 2010	44,113,783
Comprehensive income (loss)			(20,925)	44	(20,881)
Issuance of stock on exercise of employee stock options (in shares)	861,326
Issuance of stock on exercise of employee stock options	1,360				1,360
Stock based compensation expense for the year		1,381			1,381
Amount credited to share capital related to options issued		(266)			(266)
Ending Balances at Dec. 31, 2011	144,410	4,291	(73,984)	(158)	74,559
Ending Balances (in shares) at Dec. 31, 2011	44,975,109
Comprehensive income (loss)			(27,756)	(195)	(27,951)
Issuance of stock on exercise of employee stock options (in shares)	1,086,102
Issuance of stock on exercise of employee stock options	3,409				3,409
Stock based compensation expense for the year		1,559			1,559
Amount credited to share capital related to options issued		(989)			(989)
Ending Balances at Dec. 31, 2012	$ 147,819	$ 4,861	$ (101,740)	$ (353)	$ 50,587
Ending Balances (in shares) at Dec. 31, 2012	46,061,211

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
OPERATING ACTIVITIES
Net loss for the year	$ (27,756)	$ (20,925)
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization	4,097	3,517
Stock based compensation	1,559	1,381
Gain on asset sale	(19)	0
Advance payment	(1,218)	(1,149)
Reduction in other assets	2,137
Other	7	74
Changes in non-cash working capital items:
Accounts receivable	2,838	1,906
Unbilled receivables	(3,898)	83
Inventory	(852)	115
Prepaid expenses	(4,200)	(665)
Accounts payable and accrued liabilities	8,632	(2,516)
Deferred revenue	3,035	259
Net Cash Provided by (Used in) Operating Activities, Total	(15,638)	(17,920)
FINANCING ACTIVITIES
Proceeds from issuance of share capital	2,420	1,094
Net Cash Provided by (Used in) Financing Activities, Total	2,420	1,094
INVESTING ACTIVITIES
Restricted cash	(1,920)	0
Proceeds from sale of assets	541	0
Addition of property, plant and equipment	(4,576)	(2,052)
Addition of intangibles	(447)	(838)
Addition of other assets	(1,877)	(780)
Net Cash Provided by (Used in) Investing Activities, Total	(8,279)	(3,670)
Foreign exchange translation adjustment on cash	132	148
Decrease in cash	(21,365)	(20,348)
Cash, beginning of year	40,425	60,773
Cash, end of year	19,060	40,425
Cash paid during the year for:
Interest	3	5
Income taxes	$ 179	$ 16

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

IMRIS Inc. (“IMRIS” or the “Company”) designs, manufactures and markets the VISIUS Surgical TheatreTM, a multifunctional surgical environment that provides intraoperative vision to clinicians to assist in decision-making and enhance precision in treatment. Designed to meet each hospital’s specific clinical application needs, the VISIUS Surgical Theatre can incorporate MR imaging, CT imaging and x-ray angiography in a number of configurations to provide intraoperative images of diagnostic quality - without introducing additional patient transport risk and delivering real-time information to clinicians while preserving optimal surgical access and techniques. IMRIS sells the VISIUS Surgical Theatres globally to hospitals that deliver clinical services to patients in the neurosurgical, cerebrovascular and cardiovascular markets. We believe that the primary market for our current product portfolio is comprised of those hospitals having relatively large neurosurgical, cerebrovascular or cardiovascular practices. The Company incorporated on May 18, 2005 under the Canada Business Corporations Act. The Company’s shares are traded on the Toronto Stock Exchange under the symbol “IM” and on the NASDAQ Global Select Marke t (“NASDAQ”) under the symbol “IMRS”.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States (US GAAP). The significant accounting policies of the Company include the following:

a)	Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: IMRIS, Inc. (United States), IMRIS (Europe) SPRL (Belgium), IMRIS India Private Limited (India), IMRIS KK (Japan), NeuroArm Surgical Limited (Canada),IMRIS Germany GmbH (Germany) and IMRIS Singapore Pte Ltd. All intercompany transactions and balances are eliminated on consolidation.

b)	Basis of presentation

These consolidated financial statements have been prepared by the Company in United States Dollars (USD), unless where otherwise stated, and in accordance with US GAAP.

c)	Use of estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting year. Areas where management used subjective judgment include, but are not limited to, the completion percentage applied to program installations, the recognition and measurement of current and deferred income tax assets and liabilities, estimated useful lives of intangible and capital assets, investment tax credits receivable, stock-based compensation costs, assessment of inventory obsolescence and the valuation and recognition of goodwill and impairment assessments. Actual results could differ significantly from those estimates. Changes in estimates are recorded in the accounting period in which these changes are determined.

d)	Revenue recognition

The Company generates revenues from three principal activities: program sales, sales of ancillary products and services and extended maintenance services.

Revenues for program sales are recognized on a percentage of completion basis as theatres are installed. Sales are recorded using the cost-to-cost method to measure the progress towards completion. Under the cost-to-cost method of accounting, we recognize sales and estimated profit as cost are incurred based on the proportion that the incurred costs bear to total estimated costs. The cost estimation process is based on the professional knowledge and experience of our engineers and project managers. Actual costs include only those costs that are directly attributable to contract performance with respect to the revenue recognized. Pre-contract costs are expensed unless their costs can be directly associated with a specific anticipated contract and recoverability from that contract is reasonably assured. When adjustments in estimated contract revenues or estimated costs at completion are required, changes from prior estimates are recognized in the current period for the inception to date effect of such changes.

When estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on contract is recorded in the period in which the loss is determined.

Funds received from customers in advance of meeting the criteria for revenue recognition are recorded as deferred revenue until such time as the revenue is recognized. Revenues recognized in advance of the criteria for invoicing to the customer are recorded as unbilled receivables where the collection of the receivable is reasonably assured.

Revenues from ancillary products and services are recognized where there is persuasive evidence of an arrangement and upon delivery or as the services are rendered, respectively. Revenues from extended maintenance service agreements are recognized ratably over the life of the service agreement. Revenues from both ancillary products and services and extended maintenance service agreements are based on pre-determined or determinable sales prices and are only recognized when the collection of the receivable is reasonably assured.

e)	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to known amounts of cash with maturities of three months or less at the date of acquisition and consist of bank deposits and guaranteed investment certificates. Cash and cash equivalents are carried at fair market value. For cash equivalents, fair value approximates cost because these instruments are subject to an insignificant risk of a change in value. The company did not hold any cash equivalents at December 31, 2012 or December 31, 2011.

f)	Accounts receivable and allowance for doubtful accounts

The accounts receivable balance reflects all amounts invoiced and is presented net of any allowance for doubtful accounts. The Company evaluates the collectability of its accounts receivable on a periodic basis by monitoring the financial condition of its customers, reviewing historical trends and assessing economic circumstances. When collectability becomes uncertain, the Company estimates an allowance for doubtful accounts. Due to the high level of creditworthiness of its client base, the Company has not recognized any allowance for doubtful accounts.

g)	Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis which is defined as the cost of materials plus an allocation of production labor and overhead. Cost of materials is based on the invoiced value of goods. Market is defined as replacement cost as per the definition in ASC 330-10. The Company determines an inventory allowance based on an estimate of obsolete inventories.

h)	Property, plant, and equipment

The Company records all property, plant and equipment acquisitions at their original cost. Once the asset is available for use, recorded amounts are amortized over their estimated useful life using the straight-line method at the following rates:

Computer equipment	3 years
Office furnishings and equipment	5 years
Assembly & test equipment	2-5 years
Demonstration suite & tradeshow equipment	3-5 years
Leasehold improvements	Lesser of their useful life and the term of lease

i)	Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable net tangible assets and intangible assets purchased at the date of acquisition. Goodwill is not amortized, but rather it is tested for impairment annually or more frequently if an event occurs or circumstances change that indicates that goodwill might be impaired. The Company annually tests for goodwill impairment at November 30.

The impairment test for goodwill is a two-step process. Step one consists of a comparison of the fair value of its reporting units against their carrying amount, including the goodwill. The Company determines the fair value of the reporting unit based on the present value of the estimated future cash flows of the reporting unit. If the carrying amount of the reporting unit is in excess of its fair value, step two requires the comparison of the implied fair value of the reporting unit’s goodwill against the carrying amount of the reporting unit’s goodwill. Any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of the reporting unit’s goodwill is recorded as an impairment loss.

Patents

Patents are accounted for at cost. Amortization is based on the estimated useful life, which is generally the life of the patent, using the straight-line method. The average remaining life of the patents at the time of acquisition in May 2005 was 11 years. The patents acquired in the NeuroArm Surgical Limited acquisition in February 2010 are amortized over the estimated useful lives, which range between 13-18 years.

Computer software

Computer software is accounted for at cost. Amortization is based on the estimated useful life, which is generally three years, using the straight-line method.

j)	Impairment of long lived and intangible assets

Management evaluates the carrying value of its long-lived assets and identifiable intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset’s carrying value and the net discounted estimated future cash flows.

k)	Collaborative arrangements

The Company accounts for the equipment value that is over and above the cash received from its third party collaborative partner as an advance payment in accordance with ASC 730-20. Once installation is complete the advance payment is amortized over the term of the agreement. Management tests the collaborative arrangements for impairment on a regular basis.

l)	Research and development

Research and development costs are expensed as incurred. Costs related to the development of software are capitalized beginning when a product’s technological feasibility has been established and ending when the product is available for general release to the customer. Software development costs are capitalized and amortized over the useful life of the technology. To date the Company has expensed all research and development costs.

m)	Investment tax credits

The Company is entitled to non-refundable investment tax credits from both the federal and provincial governments in Canada. Starting in 2011, the Company is also entitled to refundable investment tax credits from the Province of Manitoba. Investment tax credits are earned as a percentage of eligible current and capital research and development expenditures incurred in each taxation year. Investment tax credits are recognized when realization of the tax credits is more likely than not.

Non-refundable investment tax credits are included in the determination of the Company’s deferred tax assets. The Company recognizes a corresponding valuation allowance against any deferred asset balance resulting in no impact to the consolidated financial statements. Non-refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s income tax provision or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

Refundable investment tax credits are included in accounts receivable until they are received. Refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s research and development expense or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

n)	Stock-based compensation

The Company measures compensation expense at the date of granting of stock options to employees and recognizes the expense based on their fair values determined in accordance with ASC 718. The fair value of options is determined using the Black-Scholes option-pricing model. The fair value amount is amortized to earnings over the vesting period, with the related credit recorded as additional paid-in capital. Amortization takes into consideration estimated forfeitures, determined on a historic basis, at the time of grant to determine the number of awards that will ultimately vest. Upon exercise of these stock options, amounts previously credited to additional paid-in capital are reversed and credited to share capital.

o)	Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred taxes are recognized based on the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax basis, using the enacted income tax rates for the years in which the differences are expected to be realized or settled. A valuation allowance is provided to the extent that it is not more likely than not that the deferred tax assets will be realized.

The Company’s policy is to recognize interest related to income taxes in interest expense and interest income, and recognize penalties in selling, administrative and general expenses.

p)	Foreign currency translation

All monetary assets and liabilities denominated in currencies other than each subsidiary’s functional currency are translated at the applicable period end reporting date exchange rates. Non-monetary assets are translated at the exchange rates prevailing when the asset was acquired. Revenue and expenses are translated at average exchange rates for the period. Exchange gains or losses on translation of foreign currencies transactions are included in the Consolidated Statements of Operations.

Translation adjustments occurring as a result of the consolidation of subsidiaries whose functional currency is not USD are recorded as a separate component of accumulated other comprehensive income.

q)	Derivative financial instruments

The Company recognizes an asset or liability representing the fair value of the embedded derivatives when it sells products to customers located in foreign countries and the contract currency is denominated in the functional currency of neither of the contracting parties. The embedded derivative arises on initial execution of the contract and is active until the contract is closed with the fair value being recalculated throughout the life of the contract. Valuation of the embedded derivative is derived using observable forward currency rates combined with estimated timing and magnitude of contractual cash flows pertaining to specific sales contracts. Changes in the fair value of the embedded derivative are recognized in income during the period in which the changes occur. The fair value of the embedded derivative is calculated using the credit adjusted discount rate because contracts can be active for two or more years.

NEW ACCOUNTING STANDARDS ADOPTED	12 Months Ended
Dec. 31, 2012
New Accounting Pronouncements and Changes In Accounting Principles [Abstract]
NEW ACCOUNTING STANDARDS ADOPTED

3.	NEW ACCOUNTING STANDARDS ADOPTED

On June 16, 2011, the FASB issued authoritative guidance (ASU 2011-05, as modified by ASU 2011-12), which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options currently included in US GAAP (ASC 220) and requires entities to report components of comprehensive income in either: 1) a continuous statement of comprehensive income or 2) two separate but consecutive statements. The authoritative guidance does not change the items that must be reported in other comprehensive income. This guidance is effective for interim and annual periods beginning after December 15, 2011 and was adopted in the quarter commencing January 1, 2012. The guidance affected presentation only and did not have a material impact on the results of operations or financial condition reflected in these consolidated financial statements.

On September 15, 2011, the FASB issued authoritative guidance (ASU 2011-08) on testing goodwill for impairment. The new guidance gives entities the option of performing a qualitative assessment before calculating the fair value of a reporting unit, as required for the first step of the impairment test. If the assessment of qualitative factors indicates it is more likely than not that the fair value is greater than the carrying value, then further testing would not be needed. The new authoritative guidance is effective for annual goodwill impairment tests performed for fiscal years beginning after December 15, 2011 and was adopted in the quarter commencing January 1, 2012. This guidance does not materially impact the Company’s existing process for assessing goodwill impairment.

RECENTLY RELEASED STANDARDS	12 Months Ended
Dec. 31, 2012
Recently Released Standards [Abstract]
RECENTLY RELEASED STANDARDS
4.	RECENTLY RELEASED STANDARDS

In October 2012, the Financial Accounting Standards Board, or FASB, issued Accounting Standards Update, or ASU, No. 2012-04, Technical Corrections and Improvements, which was meant to correct minor technical errors in the codification and to conform terminology and clarify certain guidance in various topics of the codification to fully reflect the fair value measurement and disclosure requirements of Topic 820. This guidance is effective for interim and annual periods beginning after December 15, 2012. This guidance is not expected to have an impact on the results of operations or financial position of the Company.

On February 5, 2013, the FASB issued authoritative guidance (ASU 2013-02), which further revises the manner in which entities present comprehensive income in their financial statements. The new guidance requires entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in the net income if the amount being reclassified is required under US GAAP to be classified in its entirety to net income. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, entities are required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about those amounts. This guidance is effective for interim and annual periods beginning after December 15, 2012. The guidance affects presentation only and is not expected to have an impact on the results of operations or financial condition of the Company.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
RESTRICTED CASH
5.	RESTRICTED CASH

Restricted cash consists of a short-term deposit of $1,920 (2011 - $Nil) that has been pledged as security to our bank for a letter of credit required for the purchase of certain system components.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
6.	ACCOUNTS RECEIVABLE

	2012	2011

Accounts receivable, trade	$10,308	$13,530
Commodity taxes receivable	294	231
Refundable investment tax credit receivable	528	200
Interest receivable	-	7
	$11,130	$13,968

For the year ended December 31, 2012 the Company has not recognized any allowance for doubtful accounts. The Company recorded a bad debt expense of $142 in customer support and operations for the year (2011 - $Nil). Due to the high level of creditworthiness of its client base, the Company has not recognized any allowance for doubtful accounts

INVENTORY	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORY
7.	INVENTORY

	2012	2011

Materials	$4,551	$3,447
Customer support inventory	724	864
Work in progress	745	857
	$6,020	$5,168

During the year ended December 31, 2012, the Company wrote down $290 (2011 - $415) of inventory and recorded an inventory provision for slow moving and obsolete inventory of $145 (2011 - $291).

PROPERTY, PLANT, AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT
8.	PROPERTY, PLANT, AND EQUIPMENT

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Computer equipment	$1,543	$1,204	$339	$1,368	$958	$410
Office furnishings & equipment	859	637	222	726	547	179
Assembly & test equipment	8,652	6,404	2,248	10,746	6,836	3,910
Demonstration suite & tradeshow equipment	1,803	1,628	175	1,960	1,352	608
Leasehold improvements	760	509	251	677	340	337
Asset under construction	4,026	-	4,026	605	-	605
	$17,643	$10,382	$7,261	$16,082	$10,033	$6,049

During the year ended December 31, 2012 amortization of $2,864 relating to the property, plant and equipment was charged to operations (2011 - $2,538). As at December 31, 2012, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.

INTANGIBLES	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLES
9.	INTANGIBLES

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$2,376	$9,055	$11,431	$1,633	$9,798
Software	1,284	818	466	841	571	270
License	731	244	487	726	-	726
	$13,466	$3,438	$10,008	$12,998	$2,204	$10,794

During the year ended December 31, 2012 amortization of $1,233 relating to the patents and software was charged to operations (2011 - $979). As at December 31, 2012, there were no events or changes in circumstances, which would indicate an impairment of intangible assets.

The aggregated amortization expense related to intangible assets for the next five years is as follows:

2013	$1,221
2014	1,165
2015	862
2016	709
2017	698
$4,655

OTHER ASSETS	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS
10.	OTHER ASSETS

	2012	2011

Collaborative arrangements (note 19)	$2,123	$1,543
Long term prepaid	-	98
Other	120	-
	$2,243	$1,641

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
11.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011

Trade accounts payable	$5,011	$7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
	$21,216	$12,584

The Company records a liability for future warranty costs to repair or replace its products. The warranty term is typically 12 months. The amount of the liability is determined based on management’s historical experience and the best estimate of probable claims under Company warranties. The Company regularly evaluates the appropriateness of the remaining accrual.

The following table details the changes in the warranty accrual.

2012

Balance at beginning of the year	$591
Accruals	412
Utilization	(665)
Balance at end of the year	$338

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
SHARE CAPITAL
12.	SHARE CAPITAL

a)	Authorized

The Company’s share capital consists of an unlimited number of common shares and an unlimited number of preferred shares. As at December 31, 2012 and 2011, there were no preferred shares outstanding.

b)	Issued and outstanding

Pursuant to option exercises, during the year ended December 31, 2012, the Company issued 1,086,102 common shares to employees for cash consideration of $2,420. In addition to the cash consideration, $989 was transferred from additional paid-in capital to share capital.

Pursuant to option exercises, during the year ended December 31, 2011, the Company issued 861,326 common shares to employees for cash consideration of $1,094. In addition to the cash consideration, $266 was transferred from additional paid-in capital to share capital.

c)	Stock-based compensation plan

On May 20, 2005, the Board of Directors approved a stock option plan (the “Plan”) for the employees, directors, officers and consultants of the Company and any of its subsidiaries, which govern all options granted under the Plan. At the 2009 Annual Meeting on May 11, 2010, the shareholders reaffirmed the plan. Under the Plan, options to purchase common shares of the Company may be granted by the Board of Directors. The exercise price of the options granted is established by the Board of Directors based on the fair market value of the common shares, as at the date of the grant. The maximum number of common shares, which may be issued pursuant to options granted under the Plan, is equal to 15% of the common shares of the Company outstanding at any time.

Options granted under the Plan generally vest over a four-year period and may be exercised in whole or in part as to any vested options prior to the expiry time as follows: 25% on or after the first anniversary of the grant date, increasing 6.25% per quarter thereafter until fully vested after four years. Options generally expire six years after the date of the grant. The vesting of options granted under the plan ceases upon the death or the termination of employment of the participant or the participant ceases to be a director. The participant thereafter has 90 days to exercise any vested and unexpired options, failing which any unexercised options shall lapse. The Board of Directors, at their discretion, may accelerate the vesting period of individual grants as deemed appropriate.

The Board of Directors may accelerate the vesting of all unvested options, in the event of certain change of control transactions, including without limitation a takeover bid, merger or other structured acquisition. The Board may further force the exercise of any and all vested options, and/or may cancel or replace any unvested options in any manner the Board deems reasonable, in its unfettered discretion. The Company can satisfy its obligation from the exercise of options by either issuing treasury shares or repurchasing shares on the market. To date the Company has chosen to issue treasury shares and does not expect to repurchase shares from the market to satisfy expected exercises of stock options.

The outstanding options and the activity relating to these options are as follows:

	Number of options	Weighted average exercise price (CDN$)	Average remaining contractual life in years	Aggregate intrinsic value

Balance as at January 1, 2012	4,162,061	$4.23
Granted	1,390,225	3.60
Exercised	(1,086,102)	2.24
Forfeited	(151,019)	4.38
Expired	(3,000)	1.71
Balance December 31, 2012	4,312,165	$4.52
Exercisable as at December 31, 2012	1,997,699	$5.02	2.1	$680
Vested and expected to vest as at December 31, 2012	3,739,660	$4.61	3.4	$1,377

The aggregate intrinsic value, in the table above, represents the total pre-tax intrinsic value (the aggregate difference between the closing stock price of the Company’s common shares on December 31, 2012 and the exercise price for the in-the-money options) that would have been received by the option holders if all in-the-money options had been exercised on December 31, 2012. The total intrinsic value of the stock options exercised during year ended December 31, 2012 calculated using the average market price during the year, was $707 (2011 - $3,967).

The following table summarizes information related to options outstanding and exercisable at December 31, 2012:

Year granted	Number of options outstanding	Exercise price range (CDN$)	Weighted average exercise price (CDN$)	Number of options exercisable	Weighted average exercise price (CDN$)	Expiry date

2007	868,500	2.25 to 6.00	4.78	868,500	4.78	2013
2008	274,446	2.40 to 5.00	4.55	274,446	4.55	2014
2009	253,340	2.01 to 5.60	4.78	201,067	4.64	2015
2010	516,636	5.52 to 6.45	6.00	309,551	6.07	2016
2011	846,903	2.73 to 7.65	3.94	244,133	4.52	2017
2012	1,552,340	2.73 to 7.18	4.16	100,002	7.18	2018
	4,312,165	$2.01 to $7.65	$4.52	1,997,699	$5.02

The fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011

Number of options granted during the year	1,390,225	1,168,103
Weighted average grant date fair value of stock options granted during the year (CDN$)	$1.92	$2.56
Risk-free interest rate	1.35%	1.97%
Dividend yield	0%	0%
Expected life of the options	4.25 years	4.2 years
Expected volatility of the underlying stock	68.29%	67.93%

Expected volatilities are based on the historic volatility of the Company’s shares as this represents the most appropriate basis to determine the expected volatility in future years.

The estimated fair value of the options is expensed on a straight-line basis over the option’s vesting period. During the year ended December 31, 2012, the Company recorded an expense of $1,559 related to stock options (2011 - $1,381) with a corresponding credit to additional paid-in capital. The table below summarizes the effect of recording shared based compensation expense for the year:

	2012	2011

Administrative	$693	$700
Sales and marketing	449	236
Customer support and operations	152	197
Research and development	265	248
Net decrease in earnings	$1,559	$1,381

The following is a summary of unvested stock options as at December 31, 2012:

	Number of options	Weighted average grant date fair value (CDN$)

Balance as at January 1, 2012	1,603,300	$2.59
Granted during the year	1,390,225	1.92
Vested during the year	(583,388)	2.76
Forfeited during the year	(95,671)	1.98
Balance as at December 31, 2012	2,314,466	$2.17

As at December 31, 2012, there was $3,447 of unrecognized stock-based compensation expense related to unvested stock options. This will be expensed over the vesting period, which on a weighted-average basis, results in a period of approximately 3.4 years. The total fair value of stock options vested during the year ended December 31, 2012 was $1,614 (2011 - $1,255).

d)	Diluted loss per share

When the Company is in a loss position, there are no adjustments to the weighted number of shares outstanding for the purposes of calculating diluted loss per share because to do so would be anti-dilutive.

As at December 31, 2012, 452,344 stock options (2011 – 1,285,610) could potentially dilute basic EPS in the future. These options were not included in the computation of diluted EPS because to do so would have been anti-dilutive for the years presented.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
13.	INCOME TAXES

a)	Income tax expense

Income tax expense differs from the amount that would be computed by applying the statutory income tax rates to loss before income taxes. An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	2012	2011

Statutory federal and provincial tax rate	27.0%	28.5%
Expected tax recovery at statutory rate	$(7,490)	$(5,859)
Foreign income taxed at higher rates	25	(123)
Permanent differences and other	243	478
Benefit of deferred tax assets not recognized	$7,308	$5,870
Income tax expense	$86	$366

The components of the Company’s loss from operations before income taxes, by taxing jurisdiction, were as follows:

	2012	2011

Canada	$(28,501)	$(18,664)
United States	361	(2,787)
Other	399	892
	$(27,741)	$(20,559)

b)	Deferred taxes

The Company has not recorded any deferred tax assets in these financial statements because a valuation allowance has been provided against the full amount of the deferred tax assets. The balances of deferred taxes as at December 31, 2012 and December 31, 2011 represents the future benefit of unused tax losses and temporary differences between the tax and accounting bases of assets and liabilities.

The major items giving rise to deferred tax assets and liabilities are presented below:

	2012	2011

Non-capital losses carried forward	$17,112	$13,414
Capital assets	1,232	720
Intangible assets	(2,459)	(2,649)
Research and development expenditures	10,344	6,549
Reserves not taken for tax purposes	3,010	3,142
Total deferred tax assets	29,239	21,176
Valuation allowance	(29,239)	(21,176)
Net deferred tax asset	$-	$-

The net increase in the valuation allowance for the year ended December 31, 2012 was $8,063. The Company’s deferred tax liability for each tax jurisdiction is $Nil for all years noted above. The Company has non-capital losses of approximately $61,810 to reduce the taxable income of future years, as of December 31, 2012. These losses expire in 2026 and beyond.

The Company has deductible Scientific Research and Experimental Development expenditures applicable to future years of approximately $38,253. These expenditures have been included in the calculation of deferred taxes above and have no expiry date.

The Company has unutilized federal and provincial scientific research and experimental development investment tax credits of approximately $9,700 and $8,100 respectively. These credits expire in 2014 and beyond.

The Company has adopted the provisions in ASC 740 related to unrecognized tax benefits. ASC 740 provides specific guidance on the recognition, de-recognition and measurement of income tax positions in financial statements, including the accrual of related interest and penalties recorded in interest expense. First, the tax position is evaluated for recognition. An income tax position is recognized when it is more likely than not that it will be sustained upon examination based on its technical merits. If recognition is warranted the benefit is measured as the largest amount that is greater than 50% likely of being realized upon ultimate settlement. As of December 31, 2012 the Company has no unrecognized tax benefits (2011 – $Nil). As of December 31, 2012 the Company has not accrued any amounts for interest or penalties related to unrealized tax benefits (2011 - $Nil).

The Company files tax returns in Australia, Belgium, Canada, India, Japan, Germany and the United States. The years 2007 to 2011 remain subject to examination by tax authorities.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
14.	COMMITMENTS AND CONTINGENCIES

a)	Operating leases

The Company had commitments under operating leases requiring future minimum annual lease payments as follows:

2012

2013	$1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
$7,377

Rent expense under operating leases totaled $770 for the year ended December 31, 2012 ($633 - 2011).

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENTED INFORMATION
15.	SEGMENTED INFORMATION

The Company operates as one operating segment. The Company develops, assembles and installs VISIUS Surgical Theatres that are used for a variety of medical applications, as well as providing ancillary products and services and extended maintenance services.

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2012	2011

Canada	$3,803	$6,084
United States	32,569	25,442
Europe and Middle East	2,085	8,761
Asia Pacific	13,935	11,510
	$52,392	$51,797

During 2012, revenues from four customers totalled $23,054 or 44% of total revenue for the year. During 2011, two customers accounted for 35% or $18,030 of total revenues. The revenues from each of these customers individually accounted for more than 10% of the total revenue for the year ended December 31, 2012 and 2011.

Substantially all of the capital assets and all the goodwill and intangibles balances are attributable to the Company’s operations located in Canada.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.	RELATED PARTY TRANSACTIONS

The Company leases air travel time from a company, which is controlled by the Chairman of IMRIS Inc. The amount charged to travel, included in Administrative expenses during the year ended December 31, 2012 totaled $396 (2011 – $357). The transactions were priced using an estimated third party comparable cost and were recorded at the exchange amount. The payable balance owing as at December 31, 2012 was $118 (2011 - $Nil).

DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN
17.	DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN

The Company contributes to a defined contribution Employee Pension Plan for all its employees. Contributions to this Plan are expensed as incurred. The Company makes a matching contribution equal to 50% of the employee’s contribution, to a maximum of 3% of the employee’s annual remuneration (subject to regulatory maximums). These employer contributions vest immediately with the employee contribution. The expense for the defined contribution plan during the year ended December 31, 2012 totaled $271 (2011 - $270).

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
18.	FINANCIAL INSTRUMENTS

FASB standard ASC 820 defines fair value, establishes a framework, prescribes methods for measuring fair value and outlines additional disclosure requirements on the use of fair value measurements. Fair value is defined as the exchange price that would be recovered for an asset or paid to transfer a liability (an exit price in the principal or most advantageous market for an asset or liability in an orderly transaction between market participants at the measurement date). Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability utilizing a hierarchy of three different valuation techniques, based on the lowest level input that is significant to the fair value measurement in its entirety.

Financial instruments measured at fair value should be classified into one of three levels that distinguish fair value measurements by the significance of the inputs used for valuation.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Observable inputs other than Level 1 quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; or inputs other than quoted prices that are observable or corroborated by observable market data; and

Level 3 - Unobservable inputs that are supported by little or no market activity. Valuation techniques are primarily model-based.

The Company’s financial assets and liabilities that are measured at fair value on a recurring basis have been segregated into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value measurement date in the table below.

Financial assets and liabilities measured at fair value as at December 31, 2012 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$19,060	$-	$-
Restricted cash	1,920
	$20,980	$-	$-

Financial assets and liabilities measured at fair value as at December 31, 2011 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$40,425	$-	$-
	$40,425	$-	$-

COLLABORATIVE ARRANGEMENTS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
COLLABORATIVE ARRANGEMENTS
19.	COLLABORATIVE ARRANGEMENTS

During 2010, IMRIS entered into a collaborative arrangement with a third party to encourage research, education and patient care activities of mutual benefit in the areas of developing diagnostic and functional assessment capabilities of magnetic resonance imaging for mainstream interventional cardiology and neuroscience. As part of the agreement, IMRIS agreed to provide the necessary equipment, maintenance and support staff to achieve the purpose intended by the agreement. The third party has agreed to provide the appropriate clinical validation over a five-year period.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy. Included in the consolidated statement of operations for the year ended December 31, 2012 is revenue of $NIL (2011 - $2,272). As at December 31, 2012, the Company has an advance payment of $1,149, which represents the value of the clinical validation projects it will receive in exchange for the equipment, as outlined in the agreement. This amount will be expensed as research and development on a straight-line basis over the five-year life of the agreement. The current portion of this balance is included in prepaid expenses ($230). The long- term portion is included in other assets ($632). During 2012, the Company charged $230 to research and development (2011 - $57).

Any future payments to the participant of this agreement will be recognized in accordance with the Company’s current expenditure policies. The classification of these, or any future payments between participants pursuant to this collaborative arrangement, will be based on the nature of the arrangement. All future costs or revenue generated from third parties will be recognized in the income statement on a gross basis.

During 2011, IMRIS entered into a collaborative arrangement with a third party to conduct clinical research on IMRIS’ MRgRT™ platform.  As part of the agreement, IMRIS will develop and manufacture the MRgRT™ platform using IMRIS’ proprietary MR imaging technology. The third party has agreed to conduct clinical research, which IMRIS can use to clinically validate the system and develop a commercially viable version of the platform.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy.  Included in the consolidated statement of operations for the year ended December 31, 2012 is revenue of $3,001 (2011 - $3,511). Costs attributable to the VISIUS Surgical Theatre has been classified as cost of sales, as incurred.  Costs attributable to the development of the MRgRT™ platform are being recognized as prepaid expenses and other assets until clinical validation activities can begin, which will occur when installation is complete. In the period that installation is complete and clinical validation can begin, the amounts on the balance sheet will be recognized as research and development expense.  During the year-ended December 31, 2012, $1,582 was recognized as cost of sales and $5,021 was recognized on the balance sheet under prepaid expenses and other assets ($Nil) (2011 - $2,006 and $1,261, respectively).

During 2012, IMRIS entered into a collaborative arrangement with a third party to encourage research, education, and patient care activities of mutual benefit in the areas of interventional cerebrovascular science and imaging, with specific focus in the integration of angiography and MR imaging modalities during interventional stroke procedures. As part of a master research agreement, IMRIS agreed to provide the necessary equipment, maintenance and support staff to achieve the purpose intended by the agreement. The third party agrees to provide the Company with clinical validation over a five year period.

Revenue resulting from the arrangement is recognized in accordance with the Company’s current revenue recognition policy. Revenue and cost of sales of $2,092 is included in the consolidated statement of comprehensive loss for the year ended December 31, 2012 (2011 - $Nil). The Company will recognize in other assets an advance payment for the non-cash portion of the arrangement. Once installation is complete this advance payment will be amortized over the term of the agreement. As at December 31, 2012, the Company has recognized an advance payment of $1,492 related to this arrangement. The advance payment will be regularly tested for impairment.

GUARANTEES	12 Months Ended
Dec. 31, 2012
Guarantees [Abstract]
GUARANTEES
20.	GUARANTEES

The Company has entered into two agreements, which meet the definition of a guarantee. Under the terms of the agreements, the Company has agreed to be legally bound to pay the obligation. The Company’s maximum obligation under the first agreement is $325 and maximum obligation under the second agreement is $1,179. The obligations expire once the Company satisfies the conditions of the original agreement. To offset these arrangements the Company entered into a reciprocal arrangement with a financial institution to cover the amount of the obligation, should the need arise. The financial institution, involved in the reciprocal arrangement did not require any of the Company’s assets to be pledged as collateral. The Company has not recorded a liability in the year-end statements related to the original arrangements.

The Company periodically enters into agreements that include limited intellectual property indemnifications that are customary in the industry. These guarantees generally require the Company to indemnify the other party for certain damages and costs incurred as a result of third party intellectual property claims arising from these transactions. The nature of the intellectual property indemnification obligations prevents the Company from making a reasonable estimate of the maximum potential amount it could be required to pay to its customers and suppliers. The Company has not made any indemnification payments under such agreements and no amount has been accrued in the accompanying consolidated financial statements with respect to these indemnification obligations.

RESTRUCTURING COSTS	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
RESTRUCTURING COST
21.	RESTRUCTURING COSTS

The Company is moving its operations to the US in order to be closer to its customers and access to critical suppliers and personnel. The Company expects to incur total costs of $5,445 related to this activity. These costs are broken down as $1,383 for one-time employee termination benefits, $431 for contract termination costs, and $3,631 for other associated costs such as moving expenses. The following is a reconciliation of the costs incurred to December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance at beginning of the year	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance at the end of the year	$1,341	$-	$72

The following is a summary of costs by income statement classification:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72

COMPARATIVE FIGURES	12 Months Ended
Dec. 31, 2012
Partners' Capital, Comprehensive Income [Abstract]
COMPARATIVE FIGURES
22.	COMPARATIVE FIGURES

Certain prior year operating expenses have been reclassified to conform to the current year’s presentation. For the year ended December 31, 2011 $1,481 has been reclassified from administrative to the other operating expense categories (excluding amortization) and $662 has been reclassified from Customer Support and Operations to Sales and Marketing.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of consolidation
a)	Basis of consolidation

The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: IMRIS, Inc. (United States), IMRIS (Europe) SPRL (Belgium), IMRIS India Private Limited (India), IMRIS KK (Japan), NeuroArm Surgical Limited (Canada),IMRIS Germany GmbH (Germany) and IMRIS Singapore Pte Ltd. All intercompany transactions and balances are eliminated on consolidation.

Basis of presentation
b)	Basis of presentation
These consolidated financial statements have been prepared by the Company in United States Dollars (USD), unless where otherwise stated, and in accordance with US GAAP.
Use of estimates
c)	Use of estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of revenues and expenses during the reporting year. Areas where management used subjective judgment include, but are not limited to, the completion percentage applied to program installations, the recognition and measurement of current and deferred income tax assets and liabilities, estimated useful lives of intangible and capital assets, investment tax credits receivable, stock-based compensation costs, assessment of inventory obsolescence and the valuation and recognition of goodwill and impairment assessments. Actual results could differ significantly from those estimates. Changes in estimates are recorded in the accounting period in which these changes are determined.

Revenue recognition
d)	Revenue recognition

The Company generates revenues from three principal activities: program sales, sales of ancillary products and services and extended maintenance services.

Revenues for program sales are recognized on a percentage of completion basis as theatres are installed. Sales are recorded using the cost-to-cost method to measure the progress towards completion. Under the cost-to-cost method of accounting, we recognize sales and estimated profit as cost are incurred based on the proportion that the incurred costs bear to total estimated costs. The cost estimation process is based on the professional knowledge and experience of our engineers and project managers. Actual costs include only those costs that are directly attributable to contract performance with respect to the revenue recognized. Pre-contract costs are expensed unless their costs can be directly associated with a specific anticipated contract and recoverability from that contract is reasonably assured. When adjustments in estimated contract revenues or estimated costs at completion are required, changes from prior estimates are recognized in the current period for the inception to date effect of such changes.

When estimates of total costs to be incurred on a contract exceed total estimates of revenue to be earned, a provision for the entire loss on contract is recorded in the period in which the loss is determined.

Funds received from customers in advance of meeting the criteria for revenue recognition are recorded as deferred revenue until such time as the revenue is recognized. Revenues recognized in advance of the criteria for invoicing to the customer are recorded as unbilled receivables where the collection of the receivable is reasonably assured.

Revenues from ancillary products and services are recognized where there is persuasive evidence of an arrangement and upon delivery or as the services are rendered, respectively. Revenues from extended maintenance service agreements are recognized ratably over the life of the service agreement. Revenues from both ancillary products and services and extended maintenance service agreements are based on pre-determined or determinable sales prices and are only recognized when the collection of the receivable is reasonably assured.

Cash and cash equivalents
e)	Cash and cash equivalents

Cash and cash equivalents are short-term highly liquid investments that are readily convertible to known amounts of cash with maturities of three months or less at the date of acquisition and consist of bank deposits and guaranteed investment certificates. Cash and cash equivalents are carried at fair market value. For cash equivalents, fair value approximates cost because these instruments are subject to an insignificant risk of a change in value. The company did not hold any cash equivalents at December 31, 2012 or December 31, 2011.

Accounts receivable and allowance for doubtful accounts
f)	Accounts receivable and allowance for doubtful accounts

The accounts receivable balance reflects all amounts invoiced and is presented net of any allowance for doubtful accounts. The Company evaluates the collectability of its accounts receivable on a periodic basis by monitoring the financial condition of its customers, reviewing historical trends and assessing economic circumstances. When collectability becomes uncertain, the Company estimates an allowance for doubtful accounts. Due to the high level of creditworthiness of its client base, the Company has not recognized any allowance for doubtful accounts.

Inventory
g)	Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis which is defined as the cost of materials plus an allocation of production labor and overhead. Cost of materials is based on the invoiced value of goods. Market is defined as replacement cost as per the definition in ASC 330-10. The Company determines an inventory allowance based on an estimate of obsolete inventories.

Property, plant, and equipment
h)	Property, plant, and equipment

The Company records all property, plant and equipment acquisitions at their original cost. Once the asset is available for use, recorded amounts are amortized over their estimated useful life using the straight-line method at the following rates:

Computer equipment	3 years
Office furnishings and equipment	5 years
Assembly & test equipment	2-5 years
Demonstration suite & tradeshow equipment	3-5 years
Leasehold improvements	Lesser of their useful life and the term of lease

Goodwill and intangible assets
i)	Goodwill and intangible assets

Goodwill

Goodwill represents the excess of the purchase price over fair value of the identifiable net tangible assets and intangible assets purchased at the date of acquisition. Goodwill is not amortized, but rather it is tested for impairment annually or more frequently if an event occurs or circumstances change that indicates that goodwill might be impaired. The Company annually tests for goodwill impairment at November 30.

The impairment test for goodwill is a two-step process. Step one consists of a comparison of the fair value of its reporting units against their carrying amount, including the goodwill. The Company determines the fair value of the reporting unit based on the present value of the estimated future cash flows of the reporting unit. If the carrying amount of the reporting unit is in excess of its fair value, step two requires the comparison of the implied fair value of the reporting unit’s goodwill against the carrying amount of the reporting unit’s goodwill. Any excess of the carrying value of the reporting unit’s goodwill over the implied fair value of the reporting unit’s goodwill is recorded as an impairment loss.

Patents

Patents are accounted for at cost. Amortization is based on the estimated useful life, which is generally the life of the patent, using the straight-line method. The average remaining life of the patents at the time of acquisition in May 2005 was 11 years. The patents acquired in the NeuroArm Surgical Limited acquisition in February 2010 are amortized over the estimated useful lives, which range between 13-18 years.

Computer software

Computer software is accounted for at cost. Amortization is based on the estimated useful life, which is generally three years, using the straight-line method.

Impairment of long lived and intangible assets
j)	Impairment of long lived and intangible assets

Management evaluates the carrying value of its long-lived assets and identifiable intangible assets with finite lives for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. To the extent the estimated undiscounted future net cash inflows attributable to the asset are less than the carrying amount, an impairment loss is recognized. The amount of impairment loss to be recorded is the difference between the asset’s carrying value and the net discounted estimated future cash flows.

Collaborative arrangements
k)	Collaborative arrangements

The Company accounts for the equipment value that is over and above the cash received from its third party collaborative partner as an advance payment in accordance with ASC 730-20. Once installation is complete the advance payment is amortized over the term of the agreement. Management tests the collaborative arrangements for impairment on a regular basis.

Research and development
l)	Research and development

Research and development costs are expensed as incurred. Costs related to the development of software are capitalized beginning when a product’s technological feasibility has been established and ending when the product is available for general release to the customer. Software development costs are capitalized and amortized over the useful life of the technology. To date the Company has expensed all research and development costs.

Investment tax credits
m)	Investment tax credits

The Company is entitled to non-refundable investment tax credits from both the federal and provincial governments in Canada. Starting in 2011, the Company is also entitled to refundable investment tax credits from the Province of Manitoba. Investment tax credits are earned as a percentage of eligible current and capital research and development expenditures incurred in each taxation year. Investment tax credits are recognized when realization of the tax credits is more likely than not.

Non-refundable investment tax credits are included in the determination of the Company’s deferred tax assets. The Company recognizes a corresponding valuation allowance against any deferred asset balance resulting in no impact to the consolidated financial statements. Non-refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s income tax provision or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

Refundable investment tax credits are included in accounts receivable until they are received. Refundable investment tax credits are recognized either as an item on the statement of loss in the Company’s research and development expense or as a reduction in capital assets depending on where the original costs, which gave rise to the tax credits, are recorded.

Stock-based compensation
n)	Stock-based compensation

The Company measures compensation expense at the date of granting of stock options to employees and recognizes the expense based on their fair values determined in accordance with ASC 718. The fair value of options is determined using the Black-Scholes option-pricing model. The fair value amount is amortized to earnings over the vesting period, with the related credit recorded as additional paid-in capital. Amortization takes into consideration estimated forfeitures, determined on a historic basis, at the time of grant to determine the number of awards that will ultimately vest. Upon exercise of these stock options, amounts previously credited to additional paid-in capital are reversed and credited to share capital.

Income taxes
o)	Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred taxes are recognized based on the expected future tax consequences of differences between the carrying amount of balance sheet items and their corresponding tax basis, using the enacted income tax rates for the years in which the differences are expected to be realized or settled. A valuation allowance is provided to the extent that it is not more likely than not that the deferred tax assets will be realized.

The Company’s policy is to recognize interest related to income taxes in interest expense and interest income, and recognize penalties in selling, administrative and general expenses.

Foreign currency translation
p)	Foreign currency translation

All monetary assets and liabilities denominated in currencies other than each subsidiary’s functional currency are translated at the applicable period end reporting date exchange rates. Non-monetary assets are translated at the exchange rates prevailing when the asset was acquired. Revenue and expenses are translated at average exchange rates for the period. Exchange gains or losses on translation of foreign currencies transactions are included in the Consolidated Statements of Operations.

Translation adjustments occurring as a result of the consolidation of subsidiaries whose functional currency is not USD are recorded as a separate component of accumulated other comprehensive income.

Derivative financial instruments
q)	Derivative financial instruments

The Company recognizes an asset or liability representing the fair value of the embedded derivatives when it sells products to customers located in foreign countries and the contract currency is denominated in the functional currency of neither of the contracting parties. The embedded derivative arises on initial execution of the contract and is active until the contract is closed with the fair value being recalculated throughout the life of the contract. Valuation of the embedded derivative is derived using observable forward currency rates combined with estimated timing and magnitude of contractual cash flows pertaining to specific sales contracts. Changes in the fair value of the embedded derivative are recognized in income during the period in which the changes occur. The fair value of the embedded derivative is calculated using the credit adjusted discount rate because contracts can be active for two or more years.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Property Plant and Equipment Estimated Useful Lives

The Company records all property, plant and equipment acquisitions at their original cost. Once the asset is available for use, recorded amounts are amortized over their estimated useful life using the straight-line method at the following rates:

Computer equipment	3 years
Office furnishings and equipment	5 years
Assembly & test equipment	2-5 years
Demonstration suite & tradeshow equipment	3-5 years
Leasehold improvements	Lesser of their useful life and the term of lease

ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

	2012	2011

Accounts receivable, trade	$10,308	$13,530
Commodity taxes receivable	294	231
Refundable investment tax credit receivable	528	200
Interest receivable	-	7
	$11,130	$13,968

INVENTORY (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
INVENTORY
INVENTORY

	2012	2011

Materials	$4,551	$3,447
Customer support inventory	724	864
Work in progress	745	857
	$6,020	$5,168

PROPERTY, PLANT, AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT, AND EQUIPMENT

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Computer equipment	$1,543	$1,204	$339	$1,368	$958	$410
Office furnishings & equipment	859	637	222	726	547	179
Assembly & test equipment	8,652	6,404	2,248	10,746	6,836	3,910
Demonstration suite & tradeshow equipment	1,803	1,628	175	1,960	1,352	608
Leasehold improvements	760	509	251	677	340	337
Asset under construction	4,026	-	4,026	605	-	605
	$17,643	$10,382	$7,261	$16,082	$10,033	$6,049

INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Finite-Lived Intangible Assets
INTANGIBLES

	2012			2011
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value

Patents	$11,431	$2,376	$9,055	$11,431	$1,633	$9,798
Software	1,284	818	466	841	571	270
License	731	244	487	726	-	726
	$13,466	$3,438	$10,008	$12,998	$2,204	$10,794

Finite-Lived Intangible Assets, Future Amortization Expense	The aggregated amortization expense related to intangible assets for the next five years is as follows:

2013	$1,221
2014	1,165
2015	862
2016	709
2017	698
$4,655

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS
OTHER ASSETS

	2012	2011

Collaborative arrangements (note 19)	$2,123	$1,543
Long term prepaid	-	98
Other	120	-
	$2,243	$1,641

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011

Trade accounts payable	$5,011	$7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
	$21,216	$12,584

Changes In The Warranty Accrual	The following table details the changes in the warranty accrual.
2012

Balance at beginning of the year	$591
Accruals	412
Utilization	(665)
Balance at end of the year	$338

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Outstanding options and the activity relating to these options

The outstanding options and the activity relating to these options are as follows:

	Number of options	Weighted average exercise price (CDN$)	Average remaining contractual life in years	Aggregate intrinsic value

Balance as at January 1, 2012	4,162,061	$4.23
Granted	1,390,225	3.60
Exercised	(1,086,102)	2.24
Forfeited	(151,019)	4.38
Expired	(3,000)	1.71
Balance December 31, 2012	4,312,165	$4.52
Exercisable as at December 31, 2012	1,997,699	$5.02	2.1	$680
Vested and expected to vest as at December 31, 2012	3,739,660	$4.61	3.4	$1,377

Options outstanding and exercisable

The following table summarizes information related to options outstanding and exercisable at December 31, 2012:

Year granted	Number of options outstanding	Exercise price range (CDN$)	Weighted average exercise price (CDN$)	Number of options exercisable	Weighted average exercise price (CDN$)	Expiry date

2007	868,500	2.25 to 6.00	4.78	868,500	4.78	2013
2008	274,446	2.40 to 5.00	4.55	274,446	4.55	2014
2009	253,340	2.01 to 5.60	4.78	201,067	4.64	2015
2010	516,636	5.52 to 6.45	6.00	309,551	6.07	2016
2011	846,903	2.73 to 7.65	3.94	244,133	4.52	2017
2012	1,552,340	2.73 to 7.18	4.16	100,002	7.18	2018
	4,312,165	$2.01 to $7.65	$4.52	1,997,699	$5.02

Fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model

The fair value of option grants issued was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	2012	2011

Number of options granted during the year	1,390,225	1,168,103
Weighted average grant date fair value of stock options granted during the year (CDN$)	$1.92	$2.56
Risk-free interest rate	1.35%	1.97%
Dividend yield	0%	0%
Expected life of the options	4.25 years	4.2 years
Expected volatility of the underlying stock	68.29%	67.93%

Effect of recording shared based compensation expense

The table below summarizes the effect of recording shared based compensation expense for the year:

	2012	2011

Administrative	$693	$700
Sales and marketing	449	236
Customer support and operations	152	197
Research and development	265	248
Net decrease in earnings	$1,559	$1,381

Summary of unvested stock options

The following is a summary of unvested stock options as at December 31, 2012:

	Number of options	Weighted average grant date fair value (CDN$)

Balance as at January 1, 2012	1,603,300	$2.59
Granted during the year	1,390,225	1.92
Vested during the year	(583,388)	2.76
Forfeited during the year	(95,671)	1.98
Balance as at December 31, 2012	2,314,466	$2.17

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision
An annual reconciliation of income taxes calculated at the statutory rate to the actual tax provision is as follows:

	2012	2011

Statutory federal and provincial tax rate	27.0%	28.5%
Expected tax recovery at statutory rate	$(7,490)	$(5,859)
Foreign income taxed at higher rates	25	(123)
Permanent differences and other	243	478
Benefit of deferred tax assets not recognized	$7,308	$5,870
Income tax expense	$86	$366

Company's loss from operations before income taxes, by taxing jurisdiction

The components of the Company’s loss from operations before income taxes, by taxing jurisdiction, were as follows:

	2012	2011

Canada	$(28,501)	$(18,664)
United States	361	(2,787)
Other	399	892
	$(27,741)	$(20,559)

Major items giving rise to deferred tax assets and liabilities
The major items giving rise to deferred tax assets and liabilities are presented below:

	2012	2011

Non-capital losses carried forward	$17,112	$13,414
Capital assets	1,232	720
Intangible assets	(2,459)	(2,649)
Research and development expenditures	10,344	6,549
Reserves not taken for tax purposes	3,010	3,142
Total deferred tax assets	29,239	21,176
Valuation allowance	(29,239)	(21,176)
Net deferred tax asset	$-	$-

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments under operating leases requiring future minimum annual lease payments	The Company had commitments under operating leases requiring future minimum annual lease payments as follows:
2012

2013	$1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
$7,377

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Revenue attributable to geographic locations, based on the location of the customer

Revenue attributable to geographic locations, based on the location of the customer, is as follows:

	2012	2011

Canada	$3,803	$6,084
United States	32,569	25,442
Europe and Middle East	2,085	8,761
Asia Pacific	13,864	11,510
	$52,321	$51,797

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value in the consolidated financial statements

Financial assets and liabilities measured at fair value as at December 31, 2012 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$19,060	$-	$-
Restricted cash	1,920
	$20,980	$-	$-

Financial assets and liabilities measured at fair value as at December 31, 2011 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$40,425	$-	$-
	$40,425	$-	$-

RESTRUCTURING COSTS (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Costs [Abstract]
Reconciliation of the costs incurred

The following is a reconciliation of the costs incurred to December 31, 2012:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Balance at beginning of the year	$-	$-	$-
Incurred	1,383	-	72
Paid	(42)	-	-
Adjustments	-	-	-
Balance at the end of the year	$1,341	$-	$72

Summary of costs by income statement classification
The following is a summary of costs by income statement classification:

	One-time employee termination benefits	Contract termination costs	Other associated costs

Administrative	$279	$-	$21
Sales and marketing	41	-	-
Customer support and operations	643	-	22
Research and development	420	-	29
Total	$1,383	$-	$72

DESCRIPTION OF BUSINESS (Details Textual)	12 Months Ended
Dec. 31, 2012
Entity Incorporation, Date Of Incorporation	May 18, 2005
Entity Incorporation, State Country Name	Canada

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Leasehold improvements	Lesser of their useful life and the term of lease
Computer equipment
Property, Plant and Equipment, Useful Life	3 years
Office furnishings and equipment
Property, Plant and Equipment, Useful Life	5 years
Assembly & test equipment | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Assembly & test equipment | Minimum [Member]
Property, Plant and Equipment, Useful Life	2 years
Demonstration suite & tradeshow equipment | Maximum [Member]
Property, Plant and Equipment, Useful Life	5 years
Demonstration suite & tradeshow equipment | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textuals)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010 Nasl [Member] Minimum [Member]	Dec. 31, 2010 Nasl [Member] Maximum [Member]	Dec. 31, 2005 Patents
Property, Plant and Equipment, Depreciation Methods	straight-line method
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Finite-Lived Intangible Asset, Useful Life		13 years	18 years	11 years

RESTRICTED CASH (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restricted Cash And Cash Equivalents At Carrying Value	$ 1,920	$ 0

ACCOUNTS RECEIVABLE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable Net Current	$ 11,130	$ 13,968
Interest receivable	0	7
Accounts receivable, trade
Accounts Receivable Net Current	10,308	13,530
Commodity taxes receivable
Accounts Receivable Net Current	294	231
Refundable investment tax credit receivable
Accounts Receivable Net Current	$ 528	$ 200

ACCOUNTS RECEIVABLE (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Provision for Doubtful Accounts	$ 142	$ 0

INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Materials	$ 4,551	$ 3,447
Customer support inventory	724	864
Work in progress	745	857
Inventory Net	$ 6,020	$ 5,168

INVENTORY (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventory Write-down	$ 290	$ 415
Provision For Slow Moving and Obsolete Inventory	$ 145	$ 291

PROPERTY, PLANT, AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 17,643	$ 16,082
Accumulated amortization	10,382	10,033
Net book value	7,261	6,049
Computer equipment
Cost	1,543	1,368
Accumulated amortization	1,204	958
Net book value	339	410
Office furnishings and equipment
Cost	859	726
Accumulated amortization	637	547
Net book value	222	179
Assembly & test equipment
Cost	8,652	10,746
Accumulated amortization	6,404	6,836
Net book value	2,248	3,910
Demonstration suite & tradeshow equipment
Cost	1,803	1,960
Accumulated amortization	1,628	1,352
Net book value	175	608
Leasehold improvements
Cost	760	677
Accumulated amortization	509	340
Net book value	251	337
Asset under construction
Cost	4,026	605
Accumulated amortization	0	0
Net book value	$ 4,026	$ 605

PROPERTY, PLANT, AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization	$ 4,097	$ 3,517
Property, Plant and Equipment Impairment or Disposal Disclosure	As at December 31, 2012, there were no events or changes in circumstances, which would indicate an impairment of property, plant and equipment.
Property Plant and Equipment [Member]
Amortization	$ 2,864	$ 2,538

INTANGIBLES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost	$ 13,466	$ 12,998
Accumulated amortization	3,438	2,204
Net book value	10,008	10,794
Patents
Cost	11,431	11,431
Accumulated amortization	2,376	1,633
Net book value	9,055	9,798
Software
Cost	1,284	841
Accumulated amortization	818	571
Net book value	466	270
License
Cost	731	726
Accumulated amortization	244	0
Net book value	$ 487	$ 726

INTANGIBLES (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,221
2014	1,165
2015	862
2016	709
2017	698
Finite-Lived Intangible Assets, Net	$ 4,655

INTANGIBLES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Amortization of Intangible Assets	$ 1,233	$ 979
Impairment of Intangible Assets, Finite-lived	$ 0

OTHER ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Collaborative arrangements (note 19)	$ 2,123	$ 1,543
Long term prepaid	0	98
Other	120	0
Other assets	$ 2,243	$ 1,641

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Trade accounts payable	$ 5,011	$ 7,475
Accruals	12,112	2,527
Payroll related accruals	3,514	1,333
Warranty	338	591
Income tax payable	190	356
Commodity tax payable	51	302
Accounts payable and accrued liabilities (note 10)	$ 21,216	$ 12,584

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Balance at beginning of the year	$ 591
Accruals	412
Utilization	(665)
Balance at end of the year	$ 338

SHARE CAPITAL (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 USD ($)
Number of options
Number of options, Balance as at January 1, 2012	4,162,061		4,312,165
Number of options, Granted	1,390,225	1,168,103
Number of options, Exercised	(1,086,102)
Number of options, Forfeited	(151,019)
Number of options, Expired	(3,000)
Number of options, Balance December 31, 2012		4,162,061	4,312,165
Number of options, Exercisable as at December 31, 2012			1,997,699
Number of options, Vested and expected to vest as at December 31, 2012			3,739,660
Weighted average exercise price (CDN$)
Weighted average exercise price, Balance as at January 1, 2012	4.23
Weighted average exercise price, Granted	3.6
Weighted average exercise price, Exercised	2.24
Weighted average exercise price, Forfeited	4.38
Weighted average exercise price, Expired	1.71
Weighted average exercise price, Balance December 31, 2012	4.52	4.23
Weighted average exercise price, Exercisable as at December 31, 2012	5.02
Weighted average exercise price, Vested and expected to vest as at December 31, 2012	4.61
Average remaining contractual life in years
Average remaining contractual life in years, Exercisable as at December 31, 2012	2 years 1 month 6 days
Average remaining contractual life in years, Vested and expected to vest as at December 31, 2012	3 years 4 months 24 days
Aggregate intrinsic value
Aggregate intrinsic value, Exercisable as at December 31, 2012			$ 680
Aggregate intrinsic value, Vested and expected to vest as at December 31, 2012			$ 1,377

SHARE CAPITAL (Details 1)	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2012 Year Granted 2007 [Member] CAD	Dec. 31, 2012 Year Granted 2007 [Member] USD ($)	Dec. 31, 2012 Year Granted 2008 [Member] CAD	Dec. 31, 2012 Year Granted 2008 [Member] USD ($)	Dec. 31, 2012 Year Granted 2009 [Member] CAD	Dec. 31, 2012 Year Granted 2009 [Member] USD ($)	Dec. 31, 2012 Year Granted 2010 [Member] CAD	Dec. 31, 2012 Year Granted 2010 [Member] USD ($)	Dec. 31, 2012 Year Granted 2011 [Member] CAD	Dec. 31, 2012 Year Granted 2011 [Member] USD ($)	Dec. 31, 2012 Year Granted 2012 [Member] CAD	Dec. 31, 2012 Year Granted 2012 [Member] USD ($)
Number of options outstanding	4,312,165	4,162,061		868,500		274,446		253,340		516,636		846,903		1,552,340
Exercise price range	2.01		2.25		2.4		2.01		5.52		2.73		2.73
Exercise price range	7.65		6		5		5.6		6.45		7.65		7.18
Weighted average exercise price	4.52	4.23	4.78		4.55		4.78		6		3.94		4.16
Number of options exercisable	1,997,699			868,500		274,446		201,067		309,551		244,133		100,002
Weighted average exercise price	5.02			$ 4.78		$ 4.55		$ 4.64		$ 6.07		$ 4.52		$ 7.18
Expiry date			2013		2014		2015		2016		2017		2018

SHARE CAPITAL (Details 2) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of options granted during the year	1,390,225	1,168,103
Weighted average grant date fair value of stock options granted during the year (CDN$)	1.92	2.56
Risk-free interest rate	1.35%	1.97%
Dividend yield	0.00%	0.00%
Expected life of the options	4 years 3 months	4 years 2 months 12 days
Expected volatility of the underlying stock	68.29%	67.93%

SHARE CAPITAL (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Stock based compensation	$ 1,559	$ 1,381
Administrative
Stock based compensation	693	700
Sales and marketing
Stock based compensation	449	236
Customer support and operations
Stock based compensation	152	197
Research and development
Stock based compensation	$ 265	$ 248

SHARE CAPITAL (Details 4) (CAD)	12 Months Ended
Dec. 31, 2012
Number of options, Balance as at January 1, 2012	1,603,300
Number of options, Granted during the year	1,390,225
Number of options, Vested during the year	(583,388)
Number of options, Forfeited during the year	(95.671)
Number of options, Balance as at December 31, 2012	2,314,466
Weighted average grant date fair value, Balance as at January 1, 2012	2.59
Weighted average grant date fair value, Granted during the period	1.92
Weighted average grant date fair value, Vested during the period	2.76
Weighted average grant date fair value, Forfeited during the period	1.98
Weighted average grant date fair value, Balance as at December 31, 2012	2.17

SHARE CAPITAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Common Stock Authorized Shares	unlimited
Preferred Stock Authorized Shares	unlimited
Issuance of stock on exercise of employee stock options (in shares)	(1,086,102)
Common Stock Shares Percentage			15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 707	$ 3,967
Stock based compensation	1,559	1,381
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	3,447
Share Based Compensation Arrangement By Share Based Payment Weighted Average Vesting Term	3 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 1,614	$ 1,255
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	452,344	1,285,610
Common Stock [Member]
Issuance of stock on exercise of employee stock options (in shares)	1,086,102	861,326
Stock Issued During Period, Shares, Issued for Cash	2,420,000	1,094,000
Additional Paid-In Capital [Member]
Stock Issued During Period, Shares, Issued for Cash	989,000	266,000

INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory federal and provincial tax rate	27.00%	28.50%
Expected tax recovery at statutory rate	$ (7,490)	$ (5,859)
Foreign income taxed at higher rates	25	(123)
Permanent differences and other	243	478
Benefit of deferred tax assets not recognized	7,308	5,870
Income tax expense	$ 86	$ 366

INCOME TAXES (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Net loss before taxes	$ (27,670)	$ (20,559)
Canada
Net loss before taxes	(28,501)	(18,664)
United States
Net loss before taxes	361	(2,787)
Other
Net loss before taxes	$ 399	$ 892

INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-capital losses carried forward	$ 17,112	$ 13,414
Capital assets	1,232	720
Intangible assets	(2,459)	(2,649)
Research and development expenditures	10,344	6,549
Reserves not taken for tax purposes	3,010	3,142
Total deferred tax assets	29,239	21,176
Valuation allowance	(29,239)	(21,176)
Net deferred tax asset	$ 0	$ 0

INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 8,063
Deferred Tax Liabilities, Net		0
Operating Loss Carryforwards, Expiration Dates	2026
Deferred Tax Asset Deductible Research and Development Expenditure	38,253
Tax Credit Carryforward, Expiration Date	Dec 31, 2014
Non Capital Losses	61,810
Federal
Tax Credit Carryforward, Amount	9,700
Provincial
Tax Credit Carryforward, Amount	$ 8,100

COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 1,558
2014	1,714
2015	1,667
2016	1,294
2017	1,144
Operating Leases, Future Minimum Payments Due	$ 7,377

COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 770	$ 633

SEGMENTED INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392,000	$ 51,797,000
Canada
Sales	3,803,000	6,084,000
United States
Sales	32,569,000	25,442,000
Europe and Middle East
Sales	2,085,000	8,761,000
Asia Pacific
Sales	$ 13,935,000	$ 11,510,000

SEGMENTED INFORMATION (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Two Customers [Member]
Entity-Wide Revenue, Major Customer, Amount		18,030
Entity-Wide Revenue, Major Customer, Percentage		35.00%
Four Customers [Member]
Entity-Wide Revenue, Major Customer, Amount	23,054
Entity-Wide Revenue, Major Customer, Percentage	44.00%
Customers Each Individually [Member]
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%

RELATED PARTY TRANSACTIONS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party	$ 396	$ 357
Due from Related Parties	$ 118	$ 0

DEFINED CONTRIBUTION EMPLOYEE PENSION PLAN (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined Contribution Plan, Employer Matching Contribution, Percent	50.00%
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent	3.00%
Defined Contribution Plan, Cost Recognized	$ 271	$ 270

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash	$ 19,060	$ 40,425
Restricted cash	1,920	0
Cash And Cash Equivalents At Carrying Value	19,060	40,425	60,773
Fair Value, Inputs, Level 1 [Member]
Cash	19,060	40,425
Restricted cash	1,920
Cash And Cash Equivalents At Carrying Value	20,980	40,425
Fair Value, Inputs, Level 2 [Member]
Cash	0	0
Cash And Cash Equivalents At Carrying Value	0	0
Fair Value, Inputs, Level 3 [Member]
Cash	0	0
Cash And Cash Equivalents At Carrying Value	$ 0	$ 0

COLLABORATIVE ARRANGEMENTS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Sales	$ 52,392,000	$ 51,797,000
Advance Payments For Research and Development	1,149,000
Other assets	2,243,000	1,641,000
Finite-Lived Intangible Assets, Amortization Method	straight-line method
Cost of sales	34,594,000	34,123,000
Prepaid expenses	6,878,000	2,678,000
Revenue And Cost Of Sales	2,092,000	0
Advance Payment On Amortization Of Clinical Validation	1,492,000
Visius Surgical Theatre [Member]
Sales	3,001,000	3,511,000
Cost of sales	1,582,000	5,021,000
Other Assets	2,006,000	1,261,000
Research and Development Expense [Member]
Other Assets	632,000
Prepaid expenses	230,000	57,000
Collaborative Arrangements, Co-Promotion Agreement, Agreement [Member]
Sales	$ 0	$ 2,272,000

GUARANTEES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Guarantor Obligations, Maximum Exposure, Undiscounted	$ 325
Guarantor Obligations, Term	Under the terms of the agreements, the Company has agreed to be legally bound to pay the obligation. The Company's maximum obligation under the first agreement is $325 and maximum obligation under the second agreement is $1,179. The obligations expire once the Company satisfies the conditions of the original agreement. To offset these arrangements the Company entered into a reciprocal arrangement with a financial institution to cover the amount of the obligation, should the need arise. The financial institution, involved in the reciprocal arrangement did not require any of the Company's assets to be pledged as collateral.

RESTRUCTURING COSTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One-time employee termination benefits
Balance at beginning of the year	$ 0
Incurred	1,383
Paid	(42)
Adjustments	0
Balance at the end of the year	1,341
Contract termination costs
Balance at beginning of the year	0
Incurred	0
Paid	0
Adjustments	0
Balance at the end of the year	0
Other associated costs
Balance at beginning of the year	0
Incurred	72
Paid	0
Adjustments	0
Balance at the end of the year	$ 72

RESTRUCTURING COSTS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
One-time employee termination benefits
Incurred	$ 1,383
One-time employee termination benefits | Administrative
Incurred	279
One-time employee termination benefits | Sales and marketing
Incurred	41
One-time employee termination benefits | Customer support and operations
Incurred	643
One-time employee termination benefits | Research and development
Incurred	420
Contract termination costs
Incurred	0
Contract termination costs | Administrative
Incurred	0
Contract termination costs | Sales and marketing
Incurred	0
Contract termination costs | Customer support and operations
Incurred	0
Contract termination costs | Research and development
Incurred	0
Other associated costs
Incurred	72
Other associated costs | Administrative
Incurred	21
Other associated costs | Sales and marketing
Incurred	0
Other associated costs | Customer support and operations
Incurred	22
Other associated costs | Research and development
Incurred	$ 29

RESTRUCTURING COSTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restructuring and Related Cost, Incurred Cost	$ 5,445
One-Time Termination Benefits [Member]
Restructuring and Related Cost, Incurred Cost	1,383
Contract Termination [Member]
Restructuring and Related Cost, Incurred Cost	431
Other Restructuring [Member]
Restructuring and Related Cost, Incurred Cost	$ 3,631

COMPARATIVE FIGURES (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2011
Reclassified From Administrative Other Operating Expense	$ 1,481
Reclassified From Customer Support and Operations To Sales and Marketing	$ 662